Balance sheet details - Accrued Expenses and Other Current Liabilities (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued expenses:
Accrued transaction costs	$ 2,459	$ 2,459	$ 0
Accrued professional services	2,243	1,858	1,953
Accrued compensation and related benefits	2,392	1,641	1,108
Other accruals	211	233	318
Other current liabilities:
Other payroll expenses	605	451	175
Customer deposit	$ 45	45	21
Current portion of long term debt, net		0	39
Total accrued expenses and other current liabilities		$ 6,687	$ 3,614